Leases and Commitments - Future maturities of ASC 842 lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Principal Payments
2023		$ 177,795
2024		67,882
2025		33,774
2026		751
Total future maturities		280,202
Imputed Interest Payments
2023		7,930
2024		3,027
2025		551
Total future maturities		11,508
Total future maturities	$ 6,207
Total Payments
2023	50,610	185,725
2024	22,800	70,909
2025	594	34,325
2026		751
Total future maturities	$ 136,008	$ 291,710